Deferred tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax
Schedule of movements in deferred tax assets

		Impairment
		of trade	Accrued
	Tax loss	receivables	expense	Leases	Others	Total
At 1 January 2020 (Successor)	1,782	29,882	20,841	6,708	927	60,140
Credited /(debited) to income statement	4,875	(5,776)	(14,744)	3,447	12	(12,186)

Gross deferred tax assets at 31 December 2020 (Successor)	6,657	24,106	6,097	10,155	939	47,954

		Impairment		Property
		of trade	Accrued	and
	Tax loss	receivables	expense	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	2,768	31,168	19,936	2,137	—	807	56,816
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	—	—	—	(1,904)	—	—	(1,904)

(Debited)/credited to income statement	(986)	(1,286)	905	(233)	6,708	120	5,228

Gross deferred tax assets at 31 December 2019 (Successor)	1,782	29,882	20,841	—	6,708	927	60,140

Schedule of movements in deferred tax liabilities

		Contracts	Property and
	Brand	with insurers	equipment	Leases	Others	Total
At 1 January 2020 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)
Acquisition of a subsidiary (Note23)	—	—	(522)	—	—	(522)
Credited to income statement	—	13,712	385	2,046	102	16,245
Gross deferred tax liabilities at 31 December 2020 (Successor)	(432,300)	(191,467)	(16,764)	(26,131)	(469)	(667,131)

		Contracts
		with	Property and
	Brand	insurers	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	(248,125)	(16,572)	(795)	—	(290)	(265,782)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	248,125	15,085	93	—	—	263,303
Addition arising from the Business Combination	(432,300)	(205,675)	(16,150)	(28,203)	—	(682,328)
Credited/(debited) to income statement	—	1,983	225	26	(281)	1,953
Gross deferred tax liabilities at 31 December 2019 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)

Schedule of deferred tax assets and liabilities have been offset in the statement of financial position

	2020	2019
Deferred tax assets	47,954	60,140
Offset with deferred tax liabilities	(1,169)	(1,139)
Net deferred tax assets recognized in the consolidated statement of financial position	46,785	59,001

	2020	2019
Deferred tax liabilities	(667,131)	(682,854)
Offset with deferred tax assets	1,169	1,139
Net deferred tax liabilities recognized in the consolidated statement of financial position	(665,962)	(681,715)

Summary of deferred tax assets have not been recognized

	2020	2019
Tax losses	1,112,091	920,192
Deductible temporary differences	97,784	60,763

	1,209,875	980,955